Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Oct 26, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Nov 1, 2012

A, C, Select Shares | JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement® Income Fund Class/Ticker: A/JSRAX; C/JSRCX; Select/JSRSX
What is the goal of the Fund?
The Fund seeks current income and some capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement Income Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement Income Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.33%	0.33%	0.33%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses (Underlying Fund)		0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses		1.15%	1.65%	0.90%
Fee Waivers and/or Expense Reimbursements	[1]	(0.31%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.84%	1.49%	0.74%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.27%, 0.92%, and 0.17% of the average daily net assets of the Class A, Class C, and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	532	770	1,026	1,758
CLASS C SHARES	252	505	882	1,941
SELECT CLASS SHARES	76	271	483	1,093

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	532	770	1,026	1,758
CLASS C SHARES	152	505	882	1,941
SELECT CLASS SHARES	76	271	483	1,093

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® Income Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	10.12%
Worst Quarter	4th quarter, 2008	–7.91%
The Fund’s year-to-date total return through 9/30/12 was 8.47%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement Income Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
SELECT CLASS SHARES	0.97%	3.48%	4.29%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions	(0.07%)	2.23%	3.03%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.63%	2.28%	2.97%	[1]	May 15, 2006
CLASS A SHARES	(3.63%)	2.37%	3.26%	[1]	May 15, 2006
CLASS C SHARES	(0.74%)	2.72%	3.52%	[1]	May 15, 2006
S&P TARGET DATE RETIREMENT INCOME INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	4.24%	3.38%	4.38%	[1]
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)	2.58%	3.09%	3.88%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® Income Fund Class/Ticker: A/JSRAX; C/JSRCX; Select/JSRSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® Income Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	10.12%
Worst Quarter	4th quarter, 2008	–7.91%
		The Fund’s year-to-date total return through 9/30/12 was 8.47%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement Income Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	532
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	1,758
1 Year	rr_ExpenseExampleNoRedemptionYear01	532
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,758
Past 1 Year	rr_AverageAnnualReturnYear01	(3.63%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.37%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement Income Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.49%	[2]
1 Year	rr_ExpenseExampleYear01	252
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,941
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	882
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,941
Past 1 Year	rr_AverageAnnualReturnYear01	(0.74%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.72%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.52%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement Income Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.74%	[2]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	483
10 Years	rr_ExpenseExampleYear10	1,093
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	483
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,093
2007	rr_AnnualReturn2007	4.96%
2008	rr_AnnualReturn2008	(17.05%)
2009	rr_AnnualReturn2009	21.37%
2010	rr_AnnualReturn2010	11.22%
2011	rr_AnnualReturn2011	0.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.91%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.97%
Past 5 Years	rr_AverageAnnualReturnYear05	3.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement Income Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.07%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.23%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.03%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.63%
Past 5 Years	rr_AverageAnnualReturnYear05	2.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.97%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.24%
Past 5 Years	rr_AverageAnnualReturnYear05	3.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.38%	[3]
A, C, Select Shares | JPMorgan SmartRetirement Income Fund | LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.58%
Past 5 Years	rr_AverageAnnualReturnYear05	3.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.88%	[3]

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.27%, 0.92%, and 0.17% of the average daily net assets of the Class A, Class C, and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement® 2010 Fund Class/Ticker: A/JSWAX; C/JSWCX; Select/JSWSX
What is the goal of the Fund?
The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2010 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2010 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.35%	0.35%	0.34%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.10%	0.10%	0.09%
Acquired Fund Fees and Expenses (Underlying Fund)		0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses		1.17%	1.67%	0.91%
Fee Waivers and/or Expense Reimbursements	[1]	(0.32%)	(0.17%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.85%	1.50%	0.75%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2010 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	533	775	1,035	1,779
CLASS C SHARES	253	510	891	1,962
SELECT CLASS SHARES	77	274	488	1,105

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2010 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	533	775	1,035	1,779
CLASS C SHARES	153	510	891	1,962
SELECT CLASS SHARES	77	274	488	1,105

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2010 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Fund is a “to” target date fund. This means that since the target retirement date (2010) has passed, the Fund has generally reached its most conservative strategic target allocations.

However, the Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

The Fund’s strategic target allocations currently approximate those of the JPMorgan SmartRetirement Income Fund. As a result, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund's strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's or the underlying fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund's investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's or an underlying fund's original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	11.38%
Worst Quarter	4th quarter, 2008	–10.54%
The Fund’s year-to-date total return through 9/30/12 was 8.57%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2010 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
SELECT CLASS SHARES	0.91%	2.82%	3.91%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions	(0.13%)	1.57%	2.63%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.59%	1.73%	2.65%	[1]	May 15, 2006
CLASS A SHARES	(3.71%)	1.71%	2.87%	[1]	May 15, 2006
CLASS C SHARES	(0.83%)	2.07%	3.14%	[1]	May 15, 2006
S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	2.87%	2.96%	4.19%	[1]
LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)	1.22%	2.48%	3.60%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2010 Fund Class/Ticker: A/JSWAX; C/JSWCX; Select/JSWSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2010 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Fund is a “to” target date fund. This means that since the target retirement date (2010) has passed, the Fund has generally reached its most conservative strategic target allocations.

However, the Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

The Fund’s strategic target allocations currently approximate those of the JPMorgan SmartRetirement Income Fund. As a result, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund's strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's or the underlying fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund's investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's or an underlying fund's original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund's Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	11.38%
Worst Quarter	4th quarter, 2008	–10.54%
		The Fund’s year-to-date total return through 9/30/12 was 8.57%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	533
3 Years	rr_ExpenseExampleYear03	775
5 Years	rr_ExpenseExampleYear05	1,035
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	533
3 Years	rr_ExpenseExampleNoRedemptionYear03	775
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,035
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
Past 1 Year	rr_AverageAnnualReturnYear01	(3.71%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.71%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.87%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[2]
1 Year	rr_ExpenseExampleYear01	253
3 Years	rr_ExpenseExampleYear03	510
5 Years	rr_ExpenseExampleYear05	891
10 Years	rr_ExpenseExampleYear10	1,962
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	510
5 Years	rr_ExpenseExampleNoRedemptionYear05	891
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,962
Past 1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.07%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,105
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,105
2007	rr_AnnualReturn2007	5.07%
2008	rr_AnnualReturn2008	(21.29%)
2009	rr_AnnualReturn2009	23.32%
2010	rr_AnnualReturn2010	11.68%
2011	rr_AnnualReturn2011	0.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.54%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.91%
Past 5 Years	rr_AverageAnnualReturnYear05	2.82%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.91%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.13%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.59%
Past 5 Years	rr_AverageAnnualReturnYear05	1.73%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.65%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund | S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.87%
Past 5 Years	rr_AverageAnnualReturnYear05	2.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.19%	[3]
A, C, Select Shares | JPMorgan SmartRetirement 2010 Fund | LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.22%
Past 5 Years	rr_AverageAnnualReturnYear05	2.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.60%	[3]

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement® 2015 Fund Class/Ticker: A/JSFAX; C/JSFCX; Select/JSFSX
What is the goal of the Fund?
The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2015 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2015 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.32%	0.32%	0.32%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses (Underlying Fund)		0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		1.20%	1.70%	0.95%
Fee Waivers and/or Expense Reimbursements	[1]	(0.29%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.91%	1.56%	0.81%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2015 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	539	786	1,053	1,815
CLASS C SHARES	259	522	910	1,997
SELECT CLASS SHARES	83	289	512	1,154

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2015 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	539	786	1,053	1,815
CLASS C SHARES	159	522	910	1,997
SELECT CLASS SHARES	83	289	512	1,154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2015 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2015 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 10% for equity, +/- 5% for commodities and global natural resources, +/- 15% for fixed income and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	14.01%
Worst Quarter	4th quarter, 2008	–13.53%
The Fund’s year-to-date total return through 9/30/12 was 10.28%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2015 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
SELECT CLASS SHARES	0.05%	2.43%	3.74%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions	(0.93%)	1.26%	2.55%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.03%	1.47%	2.58%	[1]	May 15, 2006
CLASS A SHARES	(4.60%)	1.31%	2.69%	[1]	May 15, 2006
CLASS C SHARES	(1.68%)	1.67%	2.96%	[1]	May 15, 2006
S&P TARGET DATE 2015 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	1.79%	2.51%	3.93%	[1]
LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX (Reflects No Deduction for Taxes)	0.91%	1.83%	3.17%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2015 Fund Class/Ticker: A/JSFAX; C/JSFCX; Select/JSFSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2015 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2015 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 10% for equity, +/- 5% for commodities and global natural resources, +/- 15% for fixed income and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	14.01%
Worst Quarter	4th quarter, 2008	–13.53%
		The Fund’s year-to-date total return through 9/30/12 was 10.28%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	539
3 Years	rr_ExpenseExampleYear03	786
5 Years	rr_ExpenseExampleYear05	1,053
10 Years	rr_ExpenseExampleYear10	1,815
1 Year	rr_ExpenseExampleNoRedemptionYear01	539
3 Years	rr_ExpenseExampleNoRedemptionYear03	786
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,053
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,815
Past 1 Year	rr_AverageAnnualReturnYear01	(4.60%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	259
3 Years	rr_ExpenseExampleYear03	522
5 Years	rr_ExpenseExampleYear05	910
10 Years	rr_ExpenseExampleYear10	1,997
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	522
5 Years	rr_ExpenseExampleNoRedemptionYear05	910
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,997
Past 1 Year	rr_AverageAnnualReturnYear01	(1.68%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[2]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	512
10 Years	rr_ExpenseExampleYear10	1,154
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	289
5 Years	rr_ExpenseExampleNoRedemptionYear05	512
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,154
2007	rr_AnnualReturn2007	5.32%
2008	rr_AnnualReturn2008	(25.70%)
2009	rr_AnnualReturn2009	26.66%
2010	rr_AnnualReturn2010	13.71%
2011	rr_AnnualReturn2011	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.53%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.05%
Past 5 Years	rr_AverageAnnualReturnYear05	2.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.55%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.03%
Past 5 Years	rr_AverageAnnualReturnYear05	1.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.58%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | S&P TARGET DATE 2015 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.79%
Past 5 Years	rr_AverageAnnualReturnYear05	2.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.93%	[3]
A, C, Select Shares | JPMorgan SmartRetirement 2015 Fund | LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.91%
Past 5 Years	rr_AverageAnnualReturnYear05	1.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.17%	[3]

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.28%, 0.93%, and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement® 2020 Fund Class/Ticker: A/JTTAX; C/JTTCX; Select/JTTSX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2020 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2020 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.33%	0.33%	0.33%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses (Underlying Fund)		0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses		1.24%	1.74%	0.99%
Fee Waivers and/or Expense Reimbursements	[1]	(0.30%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.94%	1.59%	0.84%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.28%, 0.93% and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	542	797	1,073	1,857
CLASS C SHARES	262	533	930	2,039
SELECT CLASS SHARES	86	300	532	1,199

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	542	797	1,073	1,857
CLASS C SHARES	162	533	930	2,039
SELECT CLASS SHARES	86	300	532	1,199

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2020 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2020 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund's asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund's strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund's actual allocations to underlying funds and investments will be available in the Fund's shareholder reports and on the Fund's website from time to time.

The Adviser will review the Fund's strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund's strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund's benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund's Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.73%
Worst Quarter	2nd quarter, 2008	–15.58%
The Fund’s year-to-date total return through 9/30/12 was 11.63%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2020 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
SELECT CLASS SHARES	(0.91%)	1.95%	3.48%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions	(1.80%)	0.84%	2.35%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(0.59%)	1.09%	2.40%	[1]	May 15, 2006
CLASS A SHARES	(5.45%)	0.84%	2.44%	[1]	May 15, 2006
CLASS C SHARES	(2.67%)	1.19%	2.70%	[1]	May 15, 2006
S&P TARGET DATE 2020 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.83%	2.04%	3.63%	[1]
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)	(0.30%)	1.62%	3.07%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2020 Fund Class/Ticker: A/JTTAX; C/JTTCX; Select/JTTSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2020 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2020 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund's asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund's strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund's long term strategic target allocations. The Fund's actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund's actual allocations to underlying funds and investments will be available in the Fund's shareholder reports and on the Fund's website from time to time.

The Adviser will review the Fund's strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund's strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund's benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund's Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	15.73%
Worst Quarter	2nd quarter, 2008	–15.58%
		The Fund’s year-to-date total return through 9/30/12 was 11.63%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	542
3 Years	rr_ExpenseExampleYear03	797
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	1,857
1 Year	rr_ExpenseExampleNoRedemptionYear01	542
3 Years	rr_ExpenseExampleNoRedemptionYear03	797
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,857
Past 1 Year	rr_AverageAnnualReturnYear01	(5.45%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.44%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.59%	[2]
1 Year	rr_ExpenseExampleYear01	262
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	2,039
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	930
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,039
Past 1 Year	rr_AverageAnnualReturnYear01	(2.67%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.19%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	532
10 Years	rr_ExpenseExampleYear10	1,199
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	532
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,199
2007	rr_AnnualReturn2007	5.38%
2008	rr_AnnualReturn2008	(28.89%)
2009	rr_AnnualReturn2009	29.21%
2010	rr_AnnualReturn2010	14.80%
2011	rr_AnnualReturn2011	(0.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.58%)
Past 1 Year	rr_AverageAnnualReturnYear01	(0.91%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.40%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund | S&P TARGET DATE 2020 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.83%
Past 5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.63%	[3]
A, C, Select Shares | JPMorgan SmartRetirement 2020 Fund | LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.07%	[3]

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.28%, 0.93% and 0.18% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement® 2025 Fund Class/Ticker: A/JNSAX; C/JNSCX; Select/JNSSX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2025 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2025 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.34%	0.34%	0.34%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses (Underlying Fund)		0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses		1.28%	1.78%	1.03%
Fee Waivers and/or Expense Reimbursements	[1]	(0.30%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.98%	1.63%	0.88%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2025 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	545	809	1,093	1,901
CLASS C SHARES	266	546	950	2,082
SELECT CLASS SHARES	90	313	554	1,246

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2025 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	545	809	1,093	1,901
CLASS C SHARES	166	546	950	2,082
SELECT CLASS SHARES	90	313	554	1,246

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2025 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2025 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.12%
Worst Quarter	4th quarter, 2008	–17.36%
The Fund’s year-to-date total return through 9/30/12 was 12.58%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2025 Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	(2.49%)	0.93%	Jul 31, 2007
SELECT CLASS SHARES Return After Taxes on Distributions	(3.32%)	0.06%	Jul 31, 2007
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(1.55%)	0.36%	Jul 31, 2007
CLASS A SHARES	(7.00%)	(0.30%)	Jul 31, 2007
CLASS C SHARES	(4.24%)	0.17%	Jul 31, 2007
S&P TARGET DATE 2025 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(0.03%)	0.82%
LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(2.06%)	(0.81%)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2025 Fund Class/Ticker: A/JNSAX; C/JNSCX; Select/JNSSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2025 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2025 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	17.12%
Worst Quarter	4th quarter, 2008	–17.36%
		The Fund’s year-to-date total return through 9/30/12 was 12.58%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	545
3 Years	rr_ExpenseExampleYear03	809
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	1,901
1 Year	rr_ExpenseExampleNoRedemptionYear01	545
3 Years	rr_ExpenseExampleNoRedemptionYear03	809
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,901
Past 1 Year	rr_AverageAnnualReturnYear01	(7.00%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	266
3 Years	rr_ExpenseExampleYear03	546
5 Years	rr_ExpenseExampleYear05	950
10 Years	rr_ExpenseExampleYear10	2,082
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	546
5 Years	rr_ExpenseExampleNoRedemptionYear05	950
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,082
Past 1 Year	rr_AverageAnnualReturnYear01	(4.24%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	554
10 Years	rr_ExpenseExampleYear10	1,246
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	313
5 Years	rr_ExpenseExampleNoRedemptionYear05	554
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,246
2008	rr_AnnualReturn2008	(31.30%)
2009	rr_AnnualReturn2009	31.29%
2010	rr_AnnualReturn2010	15.49%
2011	rr_AnnualReturn2011	(2.49%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.36%)
Past 1 Year	rr_AverageAnnualReturnYear01	(2.49%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.32%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund | S&P TARGET DATE 2025 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.03%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.82%
A, C, Select Shares | JPMorgan SmartRetirement 2025 Fund | LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.06%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.81%)

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement® 2030 Fund Class/Ticker: A/JSMAX; C/JSMCX; Select/JSMSX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2030 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2030 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.35%	0.35%	0.35%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses (Underlying Fund)		0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.32%	1.82%	1.07%
Fee Waivers and/or Expense Reimbursements	[1]	(0.31%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.01%	1.66%	0.91%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	548	820	1,113	1,943
CLASS C SHARES	269	557	970	2,124
SELECT CLASS SHARES	93	324	575	1,291

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	548	820	1,113	1,943
CLASS C SHARES	169	557	970	2,124
SELECT CLASS SHARES	93	324	575	1,291

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2030 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2030 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	18.50%
Worst Quarter	4th quarter, 2008	–19.02%
The Fund’s year-to-date total return through 9/30/12 was 13.37%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2030 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
SELECT CLASS SHARES	(4.17%)	0.83%	2.63%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions	(4.89%)	(0.07%)	1.69%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(2.70%)	0.31%	1.82%	[1]	May 15, 2006
CLASS A SHARES	(8.48%)	(0.28%)	1.61%	[1]	May 15, 2006
CLASS C SHARES	(5.86%)	0.09%	1.87%	[1]	May 15, 2006
S&P TARGET DATE 2030 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(0.92%)	1.01%	2.91%	[1]
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)	(2.49%)	none	1.77%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2030 Fund Class/Ticker: A/JSMAX; C/JSMCX; Select/JSMSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2030 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2030 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	18.50%
Worst Quarter	4th quarter, 2008	–19.02%
		The Fund’s year-to-date total return through 9/30/12 was 13.37%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	548
3 Years	rr_ExpenseExampleYear03	820
5 Years	rr_ExpenseExampleYear05	1,113
10 Years	rr_ExpenseExampleYear10	1,943
1 Year	rr_ExpenseExampleNoRedemptionYear01	548
3 Years	rr_ExpenseExampleNoRedemptionYear03	820
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,113
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,943
Past 1 Year	rr_AverageAnnualReturnYear01	(8.48%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.28%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.66%	[2]
1 Year	rr_ExpenseExampleYear01	269
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,124
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,124
Past 1 Year	rr_AverageAnnualReturnYear01	(5.86%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.87%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,291
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	324
5 Years	rr_ExpenseExampleNoRedemptionYear05	575
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,291
2007	rr_AnnualReturn2007	6.30%
2008	rr_AnnualReturn2008	(33.78%)
2009	rr_AnnualReturn2009	32.72%
2010	rr_AnnualReturn2010	16.41%
2011	rr_AnnualReturn2011	(4.17%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.02%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.89%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.70%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund | S&P TARGET DATE 2030 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.91%	[3]
A, C, Select Shares | JPMorgan SmartRetirement 2030 Fund | LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.49%)
Past 5 Years	rr_AverageAnnualReturnYear05	none
Life of Fund	rr_AverageAnnualReturnSinceInception	1.77%	[3]

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement® 2035 Fund Class/Ticker: A/SRJAX; C/SRJCX; Select/SRJSX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2035 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2035 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.36%	0.36%	0.36%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses		1.36%	1.86%	1.11%
Fee Waivers and/or Expense Reimbursements	[1]	(0.32%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.04%	1.69%	0.94%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2035 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	551	831	1,132	1,985
CLASS C SHARES	272	568	990	2,166
SELECT CLASS SHARES	96	336	595	1,336

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2035 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	551	831	1,132	1,985
CLASS C SHARES	172	568	990	2,166
SELECT CLASS SHARES	96	336	595	1,336

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2035 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2035 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund's strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's or the underlying fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund's investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's or an underlying fund's original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.33%
Worst Quarter	4th quarter, 2008	–19.18%
The Fund’s year-to-date total return through 9/30/12 was 14.07%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2035 Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	(4.86%)	(0.12%)	Jul 31, 2007
SELECT CLASS SHARES Return After Taxes on Distributions	(5.54%)	(0.83%)	Jul 31, 2007
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(3.09%)	(0.42%)	Jul 31, 2007
CLASS A SHARES	(9.19%)	(1.33%)	Jul 31, 2007
CLASS C SHARES	(6.55%)	(0.87%)	Jul 31, 2007
S&P TARGET DATE 2035 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(1.46%)	(0.36%)
LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(3.48%)	(1.77%)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2035 Fund Class/Ticker: A/SRJAX; C/SRJCX; Select/SRJSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2035 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2035 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund's strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund's tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's or the underlying fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund's investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's or an underlying fund's original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund's direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund's Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund's Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.33%
Worst Quarter	4th quarter, 2008	–19.18%
		The Fund’s year-to-date total return through 9/30/12 was 14.07%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	551
3 Years	rr_ExpenseExampleYear03	831
5 Years	rr_ExpenseExampleYear05	1,132
10 Years	rr_ExpenseExampleYear10	1,985
1 Year	rr_ExpenseExampleNoRedemptionYear01	551
3 Years	rr_ExpenseExampleNoRedemptionYear03	831
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,132
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,985
Past 1 Year	rr_AverageAnnualReturnYear01	(9.19%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.69%	[2]
1 Year	rr_ExpenseExampleYear01	272
3 Years	rr_ExpenseExampleYear03	568
5 Years	rr_ExpenseExampleYear05	990
10 Years	rr_ExpenseExampleYear10	2,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	568
5 Years	rr_ExpenseExampleNoRedemptionYear05	990
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
Past 1 Year	rr_AverageAnnualReturnYear01	(6.55%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,336
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	336
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,336
2008	rr_AnnualReturn2008	(34.56%)
2009	rr_AnnualReturn2009	33.95%
2010	rr_AnnualReturn2010	16.53%
2011	rr_AnnualReturn2011	(4.86%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.18%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.86%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.09%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund | S&P TARGET DATE 2035 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.36%)
A, C, Select Shares | JPMorgan SmartRetirement 2035 Fund | LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.77%)

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement® 2040 Fund Class/Ticker: A/SMTAX; C/SMTCX; Select/SMTSX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2040 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2040 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.39%	0.39%	0.39%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses		1.39%	1.89%	1.14%
Fee Waivers and/or Expense Reimbursements	[1]	(0.35%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.04%	1.69%	0.94%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	551	837	1,144	2,015
CLASS C SHARES	272	575	1,003	2,195
SELECT CLASS SHARES	96	342	608	1,368

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	551	837	1,144	2,015
CLASS C SHARES	172	575	1,003	2,195
SELECT CLASS SHARES	96	342	608	1,368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2040 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2040 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.26%
Worst Quarter	4th quarter, 2008	–19.46%
The Fund’s year-to-date total return through 9/30/12 was 14.14%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2040 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
SELECT CLASS SHARES	(5.01%)	0.57%	2.42%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions	(5.65%)	(0.29%)	1.51%	[1]	May 15, 2006
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(3.25%)	0.12%	1.67%	[1]	May 15, 2006
CLASS A SHARES	(9.30%)	(0.51%)	1.41%	[1]	May 15, 2006
CLASS C SHARES	(6.68%)	(0.17%)	1.66%	[1]	May 15, 2006
S&P TARGET DATE 2040 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(1.93%)	0.33%	2.40%	[1]
LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(3.45%)	(1.26%)	0.71%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2040 Fund Class/Ticker: A/SMTAX; C/SMTCX; Select/SMTSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2040 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2040 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.26%
Worst Quarter	4th quarter, 2008	–19.46%
		The Fund’s year-to-date total return through 9/30/12 was 14.14%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	551
3 Years	rr_ExpenseExampleYear03	837
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,015
1 Year	rr_ExpenseExampleNoRedemptionYear01	551
3 Years	rr_ExpenseExampleNoRedemptionYear03	837
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,015
Past 1 Year	rr_AverageAnnualReturnYear01	(9.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.69%	[2]
1 Year	rr_ExpenseExampleYear01	272
3 Years	rr_ExpenseExampleYear03	575
5 Years	rr_ExpenseExampleYear05	1,003
10 Years	rr_ExpenseExampleYear10	2,195
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	575
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,003
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,195
Past 1 Year	rr_AverageAnnualReturnYear01	(6.68%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.66%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	608
10 Years	rr_ExpenseExampleYear10	1,368
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	342
5 Years	rr_ExpenseExampleNoRedemptionYear05	608
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,368
2007	rr_AnnualReturn2007	6.37%
2008	rr_AnnualReturn2008	(34.72%)
2009	rr_AnnualReturn2009	33.61%
2010	rr_AnnualReturn2010	16.75%
2011	rr_AnnualReturn2011	(5.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.46%)
Past 1 Year	rr_AverageAnnualReturnYear01	(5.01%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.42%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.65%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.29%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.25%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.67%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund | S&P TARGET DATE 2040 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.40%	[3]
A, C, Select Shares | JPMorgan SmartRetirement 2040 Fund | LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.71%	[3]

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement® 2045 Fund Class/Ticker: A/JSAAX; C/JSACX; Select/JSASX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2045 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2045 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.41%	0.40%	0.40%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.16%	0.15%	0.15%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses		1.41%	1.90%	1.15%
Fee Waivers and/or Expense Reimbursements	[1]	(0.37%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.04%	1.69%	0.94%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2045 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	551	841	1,153	2,034
CLASS C SHARES	272	577	1,007	2,205
SELECT CLASS SHARES	96	345	613	1,379

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2045 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	551	841	1,153	2,034
CLASS C SHARES	172	577	1,007	2,205
SELECT CLASS SHARES	96	345	613	1,379

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement 2045® Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2045 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs).

These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.28%
Worst Quarter	4th quarter, 2008	–19.20%
The Fund’s year-to-date total return through 9/30/12 was 14.16%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2045 Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	(4.87%)	0.13%	Jul 31, 2007
SELECT CLASS SHARES After Taxes on Distributions	(5.53%)	(0.64%)	Jul 31, 2007
SELECT CLASS SHARES After Taxes on Distributions and Sales	(3.11%)	(0.23%)	Jul 31, 2007
CLASS A SHARES	(9.31%)	(1.10%)	Jul 31, 2007
CLASS C SHARES	(6.60%)	(0.61%)	Jul 31, 2007
S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(2.31%)	(1.10%)
LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(4.07%)	(2.04%)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2045 Fund Class/Ticker: A/JSAAX; C/JSACX; Select/JSASX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement 2045® Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2045 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs).

These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.28%
Worst Quarter	4th quarter, 2008	–19.20%
		The Fund’s year-to-date total return through 9/30/12 was 14.16%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	551
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,153
10 Years	rr_ExpenseExampleYear10	2,034
1 Year	rr_ExpenseExampleNoRedemptionYear01	551
3 Years	rr_ExpenseExampleNoRedemptionYear03	841
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,153
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,034
Past 1 Year	rr_AverageAnnualReturnYear01	(9.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.69%	[2]
1 Year	rr_ExpenseExampleYear01	272
3 Years	rr_ExpenseExampleYear03	577
5 Years	rr_ExpenseExampleYear05	1,007
10 Years	rr_ExpenseExampleYear10	2,205
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	577
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,007
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,205
Past 1 Year	rr_AverageAnnualReturnYear01	(6.60%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,379
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	345
5 Years	rr_ExpenseExampleNoRedemptionYear05	613
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,379
2008	rr_AnnualReturn2008	(33.56%)
2009	rr_AnnualReturn2009	33.98%
2010	rr_AnnualReturn2010	16.40%
2011	rr_AnnualReturn2011	(4.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.87%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.53%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.11%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund | S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.10%)
A, C, Select Shares | JPMorgan SmartRetirement 2045 Fund | LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.04%)

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund
JPMorgan SmartRetirement® 2050 Fund Class/Ticker: A/JTSAX; C/JTSCX; Select/JTSSX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2050 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2050 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.43%	0.43%	0.43%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses		1.43%	1.93%	1.18%
Fee Waivers and/or Expense Reimbursements	[1]	(0.39%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.04%	1.69%	0.94%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	551	845	1,161	2,054
CLASS C SHARES	272	583	1,020	2,234
SELECT CLASS SHARES	96	351	626	1,410

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	551	845	1,161	2,054
CLASS C SHARES	172	583	1,020	2,234
SELECT CLASS SHARES	96	351	626	1,410

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement 2050® Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2050 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.04%
Worst Quarter	4th quarter, 2008	–19.11%
The Fund’s year-to-date total return through 9/30/12 was 14.15%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns A, C, Select Shares JPMorgan SmartRetirement 2050 Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	(4.93%)	0.18%	Jul 31, 2007
SELECT CLASS SHARES Return After Taxes on Distributions	(5.62%)	(0.62%)	Jul 31, 2007
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(3.13%)	(0.22%)	Jul 31, 2007
CLASS A SHARES	(9.30%)	(1.04%)	Jul 31, 2007
CLASS C SHARES	(6.65%)	(0.57%)	Jul 31, 2007
S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(2.31%)	(1.10%)
LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE (Reflects No Deduction for Taxes)	(4.07%)	(2.28%)

After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2050 Fund Class/Ticker: A/JTSAX; C/JTSCX; Select/JTSSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement 2050® Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2050 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.04%
Worst Quarter	4th quarter, 2008	–19.11%
		The Fund’s year-to-date total return through 9/30/12 was 14.15%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	551
3 Years	rr_ExpenseExampleYear03	845
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	2,054
1 Year	rr_ExpenseExampleNoRedemptionYear01	551
3 Years	rr_ExpenseExampleNoRedemptionYear03	845
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,054
Past 1 Year	rr_AverageAnnualReturnYear01	(9.30%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.69%	[2]
1 Year	rr_ExpenseExampleYear01	272
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	1,020
10 Years	rr_ExpenseExampleYear10	2,234
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,020
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,234
Past 1 Year	rr_AverageAnnualReturnYear01	(6.65%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	1,410
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	351
5 Years	rr_ExpenseExampleNoRedemptionYear05	626
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,410
2008	rr_AnnualReturn2008	(33.61%)
2009	rr_AnnualReturn2009	33.66%
2010	rr_AnnualReturn2010	16.88%
2011	rr_AnnualReturn2011	(4.93%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.11%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.93%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.13%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.10%)
A, C, Select Shares | JPMorgan SmartRetirement 2050 Fund | LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.28%)

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan SmartRetirement 2055 Fund
JPMorgan SmartRetirement® 2055 Fund Class/Ticker: A/JFFAX; C/JFFCX; Select/JFFSX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan SmartRetirement 2055 Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan SmartRetirement 2055 Fund		Class A	Class C	Select Class
Management Fees		none	none	none
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses	[1]	0.39%	0.39%	0.39%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses (Underlying Fund)	[1]	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses		1.39%	1.89%	1.14%
Fee Waivers and/or Expense Reimbursements	[2]	(0.35%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.04%	1.69%	0.94%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses (Underlying Fund)" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan SmartRetirement 2055 Fund (USD $)	1 Year	3 Years
CLASS A SHARES	551	837
CLASS C SHARES	272	575
SELECT CLASS SHARES	96	342

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan SmartRetirement 2055 Fund (USD $)	1 Year	3 Years
CLASS A SHARES	551	837
CLASS C SHARES	172	575
SELECT CLASS SHARES	96	342

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year (January 31, 2012 through June 30, 2012), the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2055 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2055 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs).

These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with the management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on January 31, 2012 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
A, C, Select Shares | JPMorgan SmartRetirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2055 Fund Class/Ticker: A/JFFAX; C/JFFCX; Select/JFFSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 85 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year (January 31, 2012 through June 30, 2012), the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses (Underlying Fund)” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2055 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2055 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs).

These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with the management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on January 31, 2012 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 31, 2012 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
A, C, Select Shares | JPMorgan SmartRetirement 2055 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[3]
1 Year	rr_ExpenseExampleYear01	551
3 Years	rr_ExpenseExampleYear03	837
1 Year	rr_ExpenseExampleNoRedemptionYear01	551
3 Years	rr_ExpenseExampleNoRedemptionYear03	837
A, C, Select Shares | JPMorgan SmartRetirement 2055 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.69%	[3]
1 Year	rr_ExpenseExampleYear01	272
3 Years	rr_ExpenseExampleYear03	575
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	575
A, C, Select Shares | JPMorgan SmartRetirement 2055 Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[3]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	342
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	342

[1]	(under $1 million)
[2]	"Other Expenses" and "Acquired Fund Fees and Expenses (Underlying Fund)" are based on estimated amounts for the current fiscal year.
[3]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement® Income Fund Class/Ticker: Institutional/JSIIX
What is the goal of the Fund?
The Fund seeks current income and some capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement Income Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.18%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.08%
Acquired Fund Fees and Expenses (Underlying Fund)		0.57%
Total Annual Fund Operating Expenses		0.75%
Fee Waivers and/or Expense Reimbursements	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.59%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.02% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement Income Fund INSTITUTIONAL CLASS SHARES	60	224	401	915

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement Income Fund INSTITUTIONAL CLASS SHARES	60	224	401	915

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® Income Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	10.15%
Worst Quarter	4th quarter, 2008	–7.91%
The Fund’s year-to-date total return through 9/30/12 was 8.58%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement Income Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
INSTITUTIONAL CLASS SHARES	1.13%	3.65%	4.46%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	0.03%	2.34%	3.15%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.73%	2.38%	3.09%	[1]	May 15, 2006
S&P TARGET DATE RETIREMENT INCOME INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	4.24%	3.38%	4.38%	[1]
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)	2.58%	3.09%	3.88%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® Income Fund Class/Ticker: Institutional/JSIIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® Income Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	10.15%
Worst Quarter	4th quarter, 2008	–7.91%
		The Fund’s year-to-date total return through 9/30/12 was 8.58%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement Income Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.59%	[1]
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	915
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	224
5 Years	rr_ExpenseExampleNoRedemptionYear05	401
10 Years	rr_ExpenseExampleNoRedemptionYear10	915
2007	rr_AnnualReturn2007	5.17%
2008	rr_AnnualReturn2008	(16.97%)
2009	rr_AnnualReturn2009	21.62%
2010	rr_AnnualReturn2010	11.35%
2011	rr_AnnualReturn2011	1.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.91%)
Past 1 Year	rr_AverageAnnualReturnYear01	1.13%
Past 5 Years	rr_AverageAnnualReturnYear05	3.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement Income Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.03%
Past 5 Years	rr_AverageAnnualReturnYear05	2.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.73%
Past 5 Years	rr_AverageAnnualReturnYear05	2.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.09%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.24%
Past 5 Years	rr_AverageAnnualReturnYear05	3.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.38%	[2]
Institutional Shares | JPMorgan SmartRetirement Income Fund | LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.58%
Past 5 Years	rr_AverageAnnualReturnYear05	3.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.88%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.02% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Institutional Shares | JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement® 2010 Fund Class/Ticker: Institutional/JSWIX
What is the goal of the Fund?
The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2010 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.20%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.10%
Acquired Fund Fees and Expenses (Underlying Fund)		0.57%
Total Annual Fund Operating Expenses		0.77%
Fee Waivers and/or Expense Reimbursements	[1]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.60%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2010 Fund INSTITUTIONAL CLASS SHARES	61	229	411	938

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2010 Fund INSTITUTIONAL CLASS SHARES	61	229	411	938

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2010 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Fund is a “to” target date fund. This means that since the target retirement date (2010) has passed, the Fund has generally reached its most conservative strategic target allocations. However, the Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

The Fund’s strategic target allocations currently approximate those of the JPMorgan SmartRetirement Income Fund. As a result, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	11.41%
Worst Quarter	4th quarter, 2008	–10.54%
The Fund’s year-to-date total return through 9/30/12 was 8.60%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2010 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
INSTITUTIONAL CLASS SHARES	1.13%	3.00%	4.08%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	0.03%	1.71%	2.77%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.73%	1.86%	2.78%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	2.87%	2.96%	4.19%	[1]
INSTITUTIONAL CLASS SHARES LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)	1.22%	2.48%	3.60%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2010 Fund Class/Ticker: Institutional/JSWIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2010 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Fund is a “to” target date fund. This means that since the target retirement date (2010) has passed, the Fund has generally reached its most conservative strategic target allocations. However, the Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

The Fund’s strategic target allocations currently approximate those of the JPMorgan SmartRetirement Income Fund. As a result, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	11.41%
Worst Quarter	4th quarter, 2008	–10.54%
		The Fund’s year-to-date total return through 9/30/12 was 8.60%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2010 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	938
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	229
5 Years	rr_ExpenseExampleNoRedemptionYear05	411
10 Years	rr_ExpenseExampleNoRedemptionYear10	938
2007	rr_AnnualReturn2007	5.27%
2008	rr_AnnualReturn2008	(21.16%)
2009	rr_AnnualReturn2009	23.57%
2010	rr_AnnualReturn2010	11.81%
2011	rr_AnnualReturn2011	1.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.54%)
Past 1 Year	rr_AverageAnnualReturnYear01	1.13%
Past 5 Years	rr_AverageAnnualReturnYear05	3.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.08%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2010 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.03%
Past 5 Years	rr_AverageAnnualReturnYear05	1.71%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.77%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2010 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.73%
Past 5 Years	rr_AverageAnnualReturnYear05	1.86%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.78%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2010 Fund | S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes) | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.87%
Past 5 Years	rr_AverageAnnualReturnYear05	2.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.19%	[2]
Institutional Shares | JPMorgan SmartRetirement 2010 Fund | LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes) | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.22%
Past 5 Years	rr_AverageAnnualReturnYear05	2.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.60%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Institutional Shares | JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement® 2015 Fund Class/Ticker: Institutional/JSFIX
What is the goal of the Fund?
The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2015 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.17%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.07%
Acquired Fund Fees and Expenses (Underlying Fund)		0.63%
Total Annual Fund Operating Expenses		0.80%
Fee Waivers and/or Expense Reimbursements		(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.66%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2015 Fund INSTITUTIONAL CLASS SHARES	67	241	430	977

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2015 Fund INSTITUTIONAL CLASS SHARES	67	241	430	977

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2015 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2015 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future. .

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 10% for equity, +/- 5% for commodities and global natural resources, +/- 15% for fixed income and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	13.94%
Worst Quarter	4th quarter, 2008	–13.53%
The Fund’s year-to-date total return through 9/30/12 was 10.39%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2015 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
INSTITUTIONAL CLASS SHARES	0.19%	2.58%	3.89%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	(0.83%)	1.36%	2.66%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.13%	1.56%	2.69%	[1]	May 15, 2006
S&P TARGET DATE 2015 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	1.79%	2.51%	3.93%	[1]
LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX (Reflects No Deduction for Taxes)	0.91%	1.83%	3.17%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2015 Fund Class/Ticker: Institutional/JSFIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2015 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2015 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future. .

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 10% for equity, +/- 5% for commodities and global natural resources, +/- 15% for fixed income and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	13.94%
Worst Quarter	4th quarter, 2008	–13.53%
		The Fund’s year-to-date total return through 9/30/12 was 10.39%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2015 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.66%	[1]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	430
10 Years	rr_ExpenseExampleYear10	977
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	241
5 Years	rr_ExpenseExampleNoRedemptionYear05	430
10 Years	rr_ExpenseExampleNoRedemptionYear10	977
2007	rr_AnnualReturn2007	5.46%
2008	rr_AnnualReturn2008	(25.57%)
2009	rr_AnnualReturn2009	26.82%
2010	rr_AnnualReturn2010	13.86%
2011	rr_AnnualReturn2011	0.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.53%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.19%
Past 5 Years	rr_AverageAnnualReturnYear05	2.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2015 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.36%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2015 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.13%
Past 5 Years	rr_AverageAnnualReturnYear05	1.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.69%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2015 Fund | S&P TARGET DATE 2015 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.79%
Past 5 Years	rr_AverageAnnualReturnYear05	2.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.93%	[2]
Institutional Shares | JPMorgan SmartRetirement 2015 Fund | LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.91%
Past 5 Years	rr_AverageAnnualReturnYear05	1.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.17%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Institutional Shares | JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement® 2020 Fund Class/Ticker: Institutional/JTTIX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2020 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.18%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.08%
Acquired Fund Fees and Expenses (Underlying Fund)		0.66%
Total Annual Fund Operating Expenses		0.84%
Fee Waivers and/or Expense Reimbursements	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.69%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2020 Fund INSTITUTIONAL CLASS SHARES	70	253	451	1,023

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2020 Fund INSTITUTIONAL CLASS SHARES	70	253	451	1,023

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2020 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2020 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.77%
Worst Quarter	4th quarter, 2008	–15.58%
The Fund’s year-to-date total return through 9/30/12 was 11.75%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2020 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
INSTITUTIONAL CLASS SHARES	(0.76%)	2.12%	3.63%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	(1.71%)	0.96%	2.46%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(0.49%)	1.20%	2.50%	[1]	May 15, 2006
S&P TARGET DATE 2020 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.83%	2.04%	3.63%	[1]
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)	(0.30%)	1.62%	3.07%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2020 Fund Class/Ticker: Institutional/JTTIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2020 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2020 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	15.77%
Worst Quarter	4th quarter, 2008	–15.58%
		The Fund’s year-to-date total return through 9/30/12 was 11.75%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2020 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	1,023
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	253
5 Years	rr_ExpenseExampleNoRedemptionYear05	451
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,023
2007	rr_AnnualReturn2007	5.58%
2008	rr_AnnualReturn2008	(28.79%)
2009	rr_AnnualReturn2009	29.39%
2010	rr_AnnualReturn2010	15.02%
2011	rr_AnnualReturn2011	(0.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.58%)
Past 1 Year	rr_AverageAnnualReturnYear01	(0.76%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.63%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2020 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.71%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.49%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.20%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2020 Fund | S&P TARGET DATE 2020 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.83%
Past 5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.63%	[2]
Institutional Shares | JPMorgan SmartRetirement 2020 Fund | LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.07%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Institutional Shares | JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement® 2025 Fund Class/Ticker: Institutional/JNSIX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2025 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.19%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.09%
Acquired Fund Fees and Expenses (Underlying Fund)		0.69%
Total Annual Fund Operating Expenses		0.88%
Fee Waivers and/or Expense Reimbursements	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.73%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2025 Fund INSTITUTIONAL CLASS SHARES	75	266	473	1,071

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2025 Fund INSTITUTIONAL CLASS SHARES	75	266	473	1,071

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2025 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2025 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity- linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.26%
Worst Quarter	4th quarter, 2008	–17.36%
The Fund’s year-to-date total return through 9/30/12 was 12.77%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2025 Fund	Past 1 Year	Life of Fund	Inception Date
INSTITUTIONAL CLASS SHARES	(2.42%)	1.07%	Jul 31, 2007
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	(3.30%)	0.12%	Jul 31, 2007
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(1.50%)	0.42%	Jul 31, 2007
S&P TARGET DATE 2025 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(0.03%)	0.82%
LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(2.06%)	(0.81%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2025 Fund Class/Ticker: Institutional/JNSIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2025 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2025 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity- linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	17.26%
Worst Quarter	4th quarter, 2008	–17.36%
		The Fund’s year-to-date total return through 9/30/12 was 12.77%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2025 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.73%	[1]
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	473
10 Years	rr_ExpenseExampleYear10	1,071
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	266
5 Years	rr_ExpenseExampleNoRedemptionYear05	473
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,071
2008	rr_AnnualReturn2008	(31.21%)
2009	rr_AnnualReturn2009	31.47%
2010	rr_AnnualReturn2010	15.73%
2011	rr_AnnualReturn2011	(2.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.36%)
Past 1 Year	rr_AverageAnnualReturnYear01	(2.42%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2025 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.30%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.50%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2025 Fund | S&P TARGET DATE 2025 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.03%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.82%
Institutional Shares | JPMorgan SmartRetirement 2025 Fund | LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.06%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.81%)

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement® 2030 Fund Class/Ticker: Institutional/JSMIX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2030 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.20%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.10%
Acquired Fund Fees and Expenses (Underlying Fund)		0.72%
Total Annual Fund Operating Expenses		0.92%
Fee Waivers and/or Expense Reimbursements	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.76%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2030 Fund INSTITUTIONAL CLASS SHARES	78	277	494	1,117

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2030 Fund INSTITUTIONAL CLASS SHARES	78	277	494	1,117

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2030 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2030 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	18.63%
Worst Quarter	4th quarter, 2008	–19.04%
The Fund’s year-to-date total return through 9/30/12 was 13.54%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2030 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
INSTITUTIONAL CLASS SHARES	(4.03%)	0.97%	2.79%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	(4.79%)	0.03%	1.80%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(2.61%)	0.40%	1.93%	[1]	May 15, 2006
S&P TARGET DATE 2030 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(0.92%)	1.01%	2.91%	[1]
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)	(2.49%)	none	1.77%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2030 Fund Class/Ticker: Institutional/JSMIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2030 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2030 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	18.63%
Worst Quarter	4th quarter, 2008	–19.04%
		The Fund’s year-to-date total return through 9/30/12 was 13.54%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2030 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	494
10 Years	rr_ExpenseExampleYear10	1,117
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	277
5 Years	rr_ExpenseExampleNoRedemptionYear05	494
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,117
2007	rr_AnnualReturn2007	6.43%
2008	rr_AnnualReturn2008	(33.69%)
2009	rr_AnnualReturn2009	32.98%
2010	rr_AnnualReturn2010	16.53%
2011	rr_AnnualReturn2011	(4.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.04%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.03%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.97%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.79%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2030 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.79%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.03%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.80%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.61%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.93%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2030 Fund | S&P TARGET DATE 2030 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.91%	[2]
Institutional Shares | JPMorgan SmartRetirement 2030 Fund | LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.49%)
Past 5 Years	rr_AverageAnnualReturnYear05	none
Life of Fund	rr_AverageAnnualReturnSinceInception	1.77%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Institutional Shares | JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement® 2035 Fund Class/Ticker: Institutional/SRJIX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2035 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.21%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.11%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%
Total Annual Fund Operating Expenses		0.96%
Fee Waivers and/or Expense Reimbursements	[1]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.79%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2035 Fund INSTITUTIONAL CLASS SHARES	81	289	514	1,163

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2035 Fund INSTITUTIONAL CLASS SHARES	81	289	514	1,163

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2035 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2035 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
1 As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.37%
Worst Quarter	4th quarter, 2008	–19.18%
The Fund’s year-to-date total return through 9/30/12 was 14.18%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2035 Fund	Past 1 Year	Life of Fund	Inception Date
INSTITUTIONAL CLASS SHARES	(4.65%)	0.04%	Jul 31, 2007
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	(5.38%)	(0.71%)	Jul 31, 2007
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(2.95%)	(0.30%)	Jul 31, 2007
S&P TARGET DATE 2035 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(1.46%)	(0.36%)
LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(3.48%)	(1.77%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2035 Fund Class/Ticker: Institutional/SRJIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2035 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2035 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
1 As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.37%
Worst Quarter	4th quarter, 2008	–19.18%
		The Fund’s year-to-date total return through 9/30/12 was 14.18%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2035 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	1,163
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	289
5 Years	rr_ExpenseExampleNoRedemptionYear05	514
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,163
2008	rr_AnnualReturn2008	(34.47%)
2009	rr_AnnualReturn2009	34.13%
2010	rr_AnnualReturn2010	16.69%
2011	rr_AnnualReturn2011	(4.65%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.18%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.65%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2035 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.38%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.95%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2035 Fund | S&P TARGET DATE 2035 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.36%)
Institutional Shares | JPMorgan SmartRetirement 2035 Fund | LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.77%)

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement® 2040 Fund Class/Ticker: Institutional/SMTIX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2040 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.24%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.14%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%
Total Annual Fund Operating Expenses		0.99%
Fee Waivers and/or Expense Reimbursements	[1]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.79%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2040 Fund INSTITUTIONAL CLASS SHARES	81	295	528	1,195

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2040 Fund INSTITUTIONAL CLASS SHARES	81	295	528	1,195

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2040 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2040 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.28%
Worst Quarter	4th quarter, 2008	–19.47%
The Fund’s year-to-date total return through 9/30/12 was 14.23%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2040 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
INSTITUTIONAL CLASS SHARES	(4.80%)	0.74%	2.58%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	(5.49%)	(0.16%)	1.64%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(3.11%)	0.24%	1.79%	[1]	May 15, 2006
S&P TARGET DATE 2040 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(1.93%)	0.33%	2.40%	[1]
LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(3.45%)	(1.26%)	0.71%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2040 Fund Class/Ticker: Institutional/SMTIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2040 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2040 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.28%
Worst Quarter	4th quarter, 2008	–19.47%
		The Fund’s year-to-date total return through 9/30/12 was 14.23%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2040 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	528
10 Years	rr_ExpenseExampleYear10	1,195
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	295
5 Years	rr_ExpenseExampleNoRedemptionYear05	528
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,195
2007	rr_AnnualReturn2007	6.50%
2008	rr_AnnualReturn2008	(34.59%)
2009	rr_AnnualReturn2009	33.87%
2010	rr_AnnualReturn2010	16.86%
2011	rr_AnnualReturn2011	(4.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.47%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.80%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.74%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.58%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2040 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.49%)
Past 5 Years	rr_AverageAnnualReturnYear05	(0.16%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.64%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.11%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.24%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.79%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
Institutional Shares | JPMorgan SmartRetirement 2040 Fund | S&P TARGET DATE 2040 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.40%	[2]
Institutional Shares | JPMorgan SmartRetirement 2040 Fund | LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.71%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Institutional Shares | JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement® 2045 Fund Class/Ticker: Institutional/JSAIX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2045 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.26%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.16%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%
Total Annual Fund Operating Expenses		1.01%
Fee Waivers and/or Expense Reimbursements	[1]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.79%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2045 Fund INSTITUTIONAL CLASS SHARES	81	300	536	1,216

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2045 Fund INSTITUTIONAL CLASS SHARES	81	300	536	1,216

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2045 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2045 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.32%
Worst Quarter	4th quarter, 2008	–19.20%
The Fund’s year-to-date total return through 9/30/12 was 14.35%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2045 Fund	Past 1 Year	Life of Fund	Inception Date
INSTITUTIONAL CLASS SHARES	(4.74%)	0.27%	Jul 31, 2007
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	(5.44%)	(0.54%)	Jul 31, 2007
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(3.02%)	(0.14%)	Jul 31, 2007
S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(2.31%)	(1.10%)
LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(4.07%)	(2.04%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2045 Fund Class/Ticker: Institutional/JSAIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2045 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2045 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.32%
Worst Quarter	4th quarter, 2008	–19.20%
		The Fund’s year-to-date total return through 9/30/12 was 14.35%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2045 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,216
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	536
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,216
2008	rr_AnnualReturn2008	(33.54%)
2009	rr_AnnualReturn2009	34.30%
2010	rr_AnnualReturn2010	16.56%
2011	rr_AnnualReturn2011	(4.74%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.74%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2045 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.44%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.02%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2045 Fund | S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.10%)
Institutional Shares | JPMorgan SmartRetirement 2045 Fund | LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.04%)

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan SmartRetirement 2050 Fund
JPMorgan SmartRetirement® 2050 Fund Class/Ticker: Institutional/JTSIX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2050 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.28%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.18%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%
Total Annual Fund Operating Expenses		1.03%
Fee Waivers and/or Expense Reimbursements	[1]	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.79%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES,YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2050 Fund INSTITUTIONAL CLASS SHARES	81	304	545	1,238

WHETHER OR NOT YOU SELL YOUR SHARES,YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2050 Fund INSTITUTIONAL CLASS SHARES	81	304	545	1,238

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2050 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2050 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.20%
Worst Quarter	4th quarter, 2008	–19.11%
The Fund’s year-to-date total return through 9/30/12 was 14.26%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2050 Fund	Past 1 Year	Life of Fund	Inception Date
INSTITUTIONAL CLASS SHARES	(4.80%)	0.32%	Jul 31, 2007
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	(5.53%)	(0.51%)	Jul 31, 2007
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(3.03%)	(0.11%)	Jul 31, 2007
S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(2.31%)	(1.10%)
LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE (Reflects No Deduction for Taxes)	(4.07%)	(2.28%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plan or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2050 Fund Class/Ticker: Institutional/JTSIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES,YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES,YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2050 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2050 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.20%
Worst Quarter	4th quarter, 2008	–19.11%
		The Fund’s year-to-date total return through 9/30/12 was 14.26%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plan or individual retirement accounts.
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	545
10 Years	rr_ExpenseExampleYear10	1,238
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	304
5 Years	rr_ExpenseExampleNoRedemptionYear05	545
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,238
2008	rr_AnnualReturn2008	(33.53%)
2009	rr_AnnualReturn2009	33.94%
2010	rr_AnnualReturn2010	17.02%
2011	rr_AnnualReturn2011	(4.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.11%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.80%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | Return After Taxes on Distributions | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.53%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.03%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.10%)
Institutional Shares | JPMorgan SmartRetirement 2050 Fund | LIPPER MIXED-ASSET TARGET 2050+ FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.28%)

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Institutional Shares | JPMorgan SmartRetirement 2055 Fund
JPMorgan SmartRetirement® 2055 Fund Class/Ticker: Institutional/JFFIX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2055 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses	[1]	0.24%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.14%
Acquired Fund Fees and Expenses (Underlying Fund)	[1]	0.75%
Total Annual Fund Operating Expenses		0.99%
Fee Waivers and/or Expense Reimbursements	[2]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.79%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses (Underlying Fund)" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years
Institutional Shares JPMorgan SmartRetirement 2055 Fund INSTITUTIONAL CLASS SHARES	81	295

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years
Institutional Shares JPMorgan SmartRetirement 2055 Fund INSTITUTIONAL CLASS SHARES	81	295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year (January 31, 2012 through June 30, 2012), the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2055 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2055 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity- linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on January 31, 2012 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Institutional Shares | JPMorgan SmartRetirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2055 Fund Class/Ticker: Institutional/JFFIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year (January 31, 2012 through June 30, 2012), the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses (Underlying Fund)” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2055 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2055 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity- linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on January 31, 2012 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 31, 2012 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Institutional Shares | JPMorgan SmartRetirement 2055 Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[2]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	295
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	295

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses (Underlying Fund)" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

R2 Shares | JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement® Income Fund Class/Ticker: R2/JSIZX
What is the goal of the Fund?
The Fund seeks current income and some capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement Income Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.34%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.09%
Acquired Fund Fees and Expenses (Underlying Fund)		0.57%
Total Annual Fund Operating Expenses		1.41%
Fee Waivers and/or Expense Reimbursements	[1]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.09%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.52% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement Income Fund CLASS R2 SHARES	111	415	741	1,663

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement Income Fund CLASS R2 SHARES	111	415	741	1,663

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® Income Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	9.91%
Worst Quarter	4th quarter, 2008	–7.94%
The Fund’s year-to-date total return through 9/30/12 was 8.06%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement Income Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
CLASS R2 SHARES	0.68%	3.17%	3.98%	[1]	May 15, 2006
S&P TARGET DATE RETIREMENT INCOME INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	4.24%	3.38%	4.38%	[1]
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)	2.58%	3.09%	3.88%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the bench- marks is from 5/31/06.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® Income Fund Class/Ticker: R2/JSIZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® Income Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	9.91%
Worst Quarter	4th quarter, 2008	–7.94%
		The Fund’s year-to-date total return through 9/30/12 was 8.06%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement Income Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	741
10 Years	rr_ExpenseExampleYear10	1,663
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	741
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,663
2007	rr_AnnualReturn2007	4.79%
2008	rr_AnnualReturn2008	(17.23%)
2009	rr_AnnualReturn2009	20.77%
2010	rr_AnnualReturn2010	10.83%
2011	rr_AnnualReturn2011	0.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.94%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.68%
Past 5 Years	rr_AverageAnnualReturnYear05	3.17%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
R2 Shares | JPMorgan SmartRetirement Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.24%
Past 5 Years	rr_AverageAnnualReturnYear05	3.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.38%	[2]
R2 Shares | JPMorgan SmartRetirement Income Fund | LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.58%
Past 5 Years	rr_AverageAnnualReturnYear05	3.09%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.88%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.52% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the bench- marks is from 5/31/06.

R2 Shares | JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement® 2010 Fund Class/Ticker: R2/JSWZX
What is the goal of the Fund?
The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2010 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.35%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.10%
Acquired Fund Fees and Expenses (Underlying Fund)		0.57%
Total Annual Fund Operating Expenses		1.42%
Fee Waivers and/or Expense Reimbursements	[1]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.10%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2010 Fund CLASS R2 SHARES	112	418	746	1,674

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2010 Fund CLASS R2 SHARES	112	418	746	1,674

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2010 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Fund is a “to” target date fund. This means that since the target retirement date (2010) has passed, the Fund has generally reached its most conservative strategic target allocations. However, the Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

The Fund’s strategic target allocations currently approximate those of the JPMorgan SmartRetirement Income Fund. As a result, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	11.24%
Worst Quarter	4th quarter, 2008	–10.69%
The Fund’s year-to-date total return through 9/30/12 was 8.21%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2010 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
CLASS R2 SHARES	0.60%	2.51%	3.59%	[1]	May 15, 2006
S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	2.87%	2.96%	4.19%	[1]
LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)	1.22%	2.48%	3.60%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2010 Fund Class/Ticker: R2/JSWZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2010 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Fund is a “to” target date fund. This means that since the target retirement date (2010) has passed, the Fund has generally reached its most conservative strategic target allocations. However, the Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

The Fund’s strategic target allocations currently approximate those of the JPMorgan SmartRetirement Income Fund. As a result, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	11.24%
Worst Quarter	4th quarter, 2008	–10.69%
		The Fund’s year-to-date total return through 9/30/12 was 8.21%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2010 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	746
10 Years	rr_ExpenseExampleYear10	1,674
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	746
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,674
2007	rr_AnnualReturn2007	4.82%
2008	rr_AnnualReturn2008	(21.49%)
2009	rr_AnnualReturn2009	22.84%
2010	rr_AnnualReturn2010	11.28%
2011	rr_AnnualReturn2011	0.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.69%)
Past 1 Year	rr_AverageAnnualReturnYear01	0.60%
Past 5 Years	rr_AverageAnnualReturnYear05	2.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
R2 Shares | JPMorgan SmartRetirement 2010 Fund | S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.87%
Past 5 Years	rr_AverageAnnualReturnYear05	2.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.19%	[2]
R2 Shares | JPMorgan SmartRetirement 2010 Fund | LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.22%
Past 5 Years	rr_AverageAnnualReturnYear05	2.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.60%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

R2 Shares | JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement® 2015 Fund Class/Ticker: R2/JSFZX
What is the goal of the Fund?
The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2015 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.33%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.08%
Acquired Fund Fees and Expenses (Underlying Fund)		0.63%
Total Annual Fund Operating Expenses		1.46%
Fee Waivers and/or Expense Reimbursements	[1]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.16%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2015 Fund CLASS R2 SHARES	118	432	769	1,721

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2015 Fund CLASS R2 SHARES	118	432	769	1,721

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2015 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2015 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 10% for equity, +/- 5% for commodities and global natural resources, +/- 15% for fixed income and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	13.89%
Worst Quarter	4th quarter, 2008	–13.68%
The Fund’s year-to-date total return through 9/30/12 was 10.01%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2015 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
CLASS R2 SHARES	(0.36%)	2.08%	3.39%	[1]	May 15, 2006
S&P TARGET DATE 2015 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	1.79%	2.51%	3.93%	[1]
LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX (Reflects No Deduction for Taxes)	0.91%	1.83%	3.17%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2015 Fund Class/Ticker: R2/JSFZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2015 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2015 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 10% for equity, +/- 5% for commodities and global natural resources, +/- 15% for fixed income and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2015 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2015 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	13.89%
Worst Quarter	4th quarter, 2008	–13.68%
		The Fund’s year-to-date total return through 9/30/12 was 10.01%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2015 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[1]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	769
10 Years	rr_ExpenseExampleYear10	1,721
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	432
5 Years	rr_ExpenseExampleNoRedemptionYear05	769
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,721
2007	rr_AnnualReturn2007	5.08%
2008	rr_AnnualReturn2008	(25.88%)
2009	rr_AnnualReturn2009	26.05%
2010	rr_AnnualReturn2010	13.34%
2011	rr_AnnualReturn2011	(0.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.68%)
Past 1 Year	rr_AverageAnnualReturnYear01	(0.36%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.39%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
R2 Shares | JPMorgan SmartRetirement 2015 Fund | S&P TARGET DATE 2015 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.79%
Past 5 Years	rr_AverageAnnualReturnYear05	2.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.93%	[2]
R2 Shares | JPMorgan SmartRetirement 2015 Fund | LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.91%
Past 5 Years	rr_AverageAnnualReturnYear05	1.83%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.17%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

R2 Shares | JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement® 2020 Fund Class/Ticker: R2/JTTZX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2020 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.34%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.09%
Acquired Fund Fees and Expenses (Underlying Fund)		0.66%
Total Annual Fund Operating Expenses		1.50%
Fee Waivers and/or Expense Reimbursements	[1]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.19%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2020 Fund CLASS R2 SHARES	121	444	789	1,764

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2020 Fund CLASS R2 SHARES	121	444	789	1,764

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2020 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2020 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.52%
Worst Quarter	4th quarter, 2008	–15.68%
The Fund’s year-to-date total return through 9/30/12 was 11.30%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2020 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
CLASS R2 SHARES	(1.27%)	1.62%	3.15%	[1]	May 15, 2006
S&P TARGET DATE 2020 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.83%	2.04%	3.63%	[1]
LIPPER MIXED-ASSET TARGET 2020 Funds Index (Reflects No Deduction for Taxes)	(0.30%)	1.62%	3.07%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2020 Fund Class/Ticker: R2/JTTZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2020 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2020 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	15.52%
Worst Quarter	4th quarter, 2008	–15.68%
		The Fund’s year-to-date total return through 9/30/12 was 11.30%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2020 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[1]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	789
10 Years	rr_ExpenseExampleYear10	1,764
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	444
5 Years	rr_ExpenseExampleNoRedemptionYear05	789
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,764
2007	rr_AnnualReturn2007	5.14%
2008	rr_AnnualReturn2008	(29.10%)
2009	rr_AnnualReturn2009	28.66%
2010	rr_AnnualReturn2010	14.44%
2011	rr_AnnualReturn2011	(1.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
Past 1 Year	rr_AverageAnnualReturnYear01	(1.27%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
R2 Shares | JPMorgan SmartRetirement 2020 Fund | S&P TARGET DATE 2020 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.83%
Past 5 Years	rr_AverageAnnualReturnYear05	2.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.63%	[2]
R2 Shares | JPMorgan SmartRetirement 2020 Fund | LIPPER MIXED-ASSET TARGET 2020 Funds Index (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.07%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.53% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

R2 Shares | JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement® 2025 Fund Class/Ticker: R2/JNSZX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2025 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.35%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.10%
Acquired Fund Fees and Expenses (Underlying Fund)		0.69%
Total Annual Fund Operating Expenses		1.54%
Fee Waivers and/or Expense Reimbursements	[1]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.23%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2025 Fund CLASS R2 SHARES	125	456	810	1,808

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2025 Fund CLASS R2 SHARES	125	456	810	1,808

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2025 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2025 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.12%
Worst Quarter	4th quarter, 2008	–17.45%
The Fund’s year-to-date total return through 9/30/12 was 12.31%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2025 Fund	Past 1 Year	Life of Fund	Inception Date
CLASS R2 SHARES	(2.86%)	0.56%	Jul 31, 2007
S&P TARGET DATE 2025 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(0.03%)	0.82%
LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(2.06%)	(0.81%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2025 Fund Class/Ticker: R2/JNSZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2025 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2025 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	17.12%
Worst Quarter	4th quarter, 2008	–17.45%
		The Fund’s year-to-date total return through 9/30/12 was 12.31%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2025 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.23%	[1]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	810
10 Years	rr_ExpenseExampleYear10	1,808
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	456
5 Years	rr_ExpenseExampleNoRedemptionYear05	810
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,808
2008	rr_AnnualReturn2008	(31.49%)
2009	rr_AnnualReturn2009	30.59%
2010	rr_AnnualReturn2010	15.15%
2011	rr_AnnualReturn2011	(2.86%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.45%)
Past 1 Year	rr_AverageAnnualReturnYear01	(2.86%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
R2 Shares | JPMorgan SmartRetirement 2025 Fund | S&P TARGET DATE 2025 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.03%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.82%
R2 Shares | JPMorgan SmartRetirement 2025 Fund | LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.06%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.81%)

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

R2 Shares | JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement® 2030 Fund Class/Ticker: R2/JSMZX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2030 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.35%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.10%
Acquired Fund Fees and Expenses (Underlying Fund)		0.72%
Total Annual Fund Operating Expenses		1.57%
Fee Waivers and/or Expense Reimbursements	[1]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.26%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2030 Fund CLASS R2 SHARES	128	465	826	1,841

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2030 Fund CLASS R2 SHARES	128	465	826	1,841

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2030 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2030 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	18.38%
Worst Quarter	4th quarter, 2008	–19.08%
The Fund’s year-to-date total return through 9/30/12 was 13.10%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2030 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
CLASS R2 SHARES	(4.52%)	0.49%	2.30%	[1]	May 15, 2006
S&P TARGET DATE 2030 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(0.92%)	1.01%	2.91%	[1]
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)	(2.49%)	none	1.77%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2030 Fund Class/Ticker: R2/JSMZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2030 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2030 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	18.38%
Worst Quarter	4th quarter, 2008	–19.08%
		The Fund’s year-to-date total return through 9/30/12 was 13.10%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2030 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[1]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	1,841
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	465
5 Years	rr_ExpenseExampleNoRedemptionYear05	826
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,841
2007	rr_AnnualReturn2007	5.98%
2008	rr_AnnualReturn2008	(33.92%)
2009	rr_AnnualReturn2009	32.14%
2010	rr_AnnualReturn2010	15.97%
2011	rr_AnnualReturn2011	(4.52%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.08%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.52%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.49%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
R2 Shares | JPMorgan SmartRetirement 2030 Fund | S&P TARGET DATE 2030 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.92%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.91%	[2]
R2 Shares | JPMorgan SmartRetirement 2030 Fund | LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.49%)
Past 5 Years	rr_AverageAnnualReturnYear05	none
Life of Fund	rr_AverageAnnualReturnSinceInception	1.77%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

R2 Shares | JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement® 2035 Fund Class/Ticker: R2/SRJZX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2035 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.37%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.12%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%
Total Annual Fund Operating Expenses		1.62%
Fee Waivers and/or Expense Reimbursements	[1]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.29%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2035 Fund CLASS R2 SHARES	131	479	850	1,894

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2035 Fund CLASS R2 SHARES	131	479	850	1,894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2035 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2035 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.23%
Worst Quarter	4th quarter, 2008	–19.28%
The Fund’s year-to-date total return through 9/30/12 was 13.82%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2035 Fund	Past 1 Year	Life of Fund	Inception Date
CLASS R2 SHARES	(5.22%)	(0.48%)	Jul 31, 2007
S&P TARGET DATE 2035 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(1.46%)	(0.36%)
LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(3.48%)	(1.77%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2035 Fund Class/Ticker: R2/SRJZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2035 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2035 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.23%
Worst Quarter	4th quarter, 2008	–19.28%
		The Fund’s year-to-date total return through 9/30/12 was 13.82%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2035 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[1]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,894
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	479
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,894
2008	rr_AnnualReturn2008	(34.76%)
2009	rr_AnnualReturn2009	33.33%
2010	rr_AnnualReturn2010	16.14%
2011	rr_AnnualReturn2011	(5.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
Past 1 Year	rr_AverageAnnualReturnYear01	(5.22%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
R2 Shares | JPMorgan SmartRetirement 2035 Fund | S&P TARGET DATE 2035 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.36%)
R2 Shares | JPMorgan SmartRetirement 2035 Fund | LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.77%)

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

R2 Shares | JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement® 2040 Fund Class/Ticker: R2/SMTZX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2040 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.40%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.15%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%
Total Annual Fund Operating Expenses		1.65%
Fee Waivers and/or Expense Reimbursements	[1]	(0.36%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.29%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2040 Fund CLASS R2 SHARES	131	485	863	1,924

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2040 Fund CLASS R2 SHARES	131	485	863	1,924

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2040 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2040 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.18%
Worst Quarter	4th quarter, 2008	–19.51%
The Fund’s year-to-date total return through 9/30/12 was 13.74%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2040 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
CLASS R2 SHARES	(5.32%)	0.25%	2.10%	[1]	May 15, 2006
S&P TARGET DATE 2040 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(1.93%)	0.33%	2.40%	[1]
LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(3.45%)	(1.26%)	0.71%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2040 Fund Class/Ticker: R2/SMTZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2040 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2040 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.18%
Worst Quarter	4th quarter, 2008	–19.51%
		The Fund’s year-to-date total return through 9/30/12 was 13.74%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2040 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[1]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	485
5 Years	rr_ExpenseExampleYear05	863
10 Years	rr_ExpenseExampleYear10	1,924
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	485
5 Years	rr_ExpenseExampleNoRedemptionYear05	863
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,924
2007	rr_AnnualReturn2007	6.09%
2008	rr_AnnualReturn2008	(34.82%)
2009	rr_AnnualReturn2009	33.11%
2010	rr_AnnualReturn2010	16.30%
2011	rr_AnnualReturn2011	(5.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.51%)
Past 1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.10%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
R2 Shares | JPMorgan SmartRetirement 2040 Fund | S&P TARGET DATE 2040 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.40%	[2]
R2 Shares | JPMorgan SmartRetirement 2040 Fund | LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.71%	[2]

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

R2 Shares | JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement® 2045 Fund Class/Ticker: R2/JSAZX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2045 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.43%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.18%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%
Total Annual Fund Operating Expenses		1.68%
Fee Waivers and/or Expense Reimbursements	[1]	(0.39%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.29%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2045 Fund CLASS R2 SHARES	131	492	876	1,954

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2045 Fund CLASS R2 SHARES	131	492	876	1,954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2045 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2045 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	19.15%
Worst Quarter	4th quarter, 2008	–19.29%
The Fund’s year-to-date total return through 9/30/12 was 13.90%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2045 Fund	Past 1 Year	Life of Fund	Inception Date
CLASS R2 SHARES	(5.25%)	(0.23%)	Jul 31, 2007
S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(2.31%)	(1.10%)
LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE (Reflects No Deduction for Taxes)	(4.07%)	(2.04%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2045 Fund Class/Ticker: R2/JSAZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2045 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2045 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	19.15%
Worst Quarter	4th quarter, 2008	–19.29%
		The Fund’s year-to-date total return through 9/30/12 was 13.90%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2045 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[1]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	492
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,954
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	492
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,954
2008	rr_AnnualReturn2008	(33.80%)
2009	rr_AnnualReturn2009	33.46%
2010	rr_AnnualReturn2010	16.02%
2011	rr_AnnualReturn2011	(5.25%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.29%)
Past 1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
R2 Shares | JPMorgan SmartRetirement 2045 Fund | S&P TARGET DATE 2045 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.10%)
R2 Shares | JPMorgan SmartRetirement 2045 Fund | LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.04%)

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

R2 Shares | JPMorgan SmartRetirement 2050 Fund
JPMorgan SmartRetirement® 2050 Fund Class/Ticker: R2/JTSZX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2050 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.45%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.20%
Acquired Fund Fees and Expenses (Underlying Fund)		0.75%
Total Annual Fund Operating Expenses		1.70%
Fee Waivers and/or Expense Reimbursements	[1]	(0.41%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.29%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2050 Fund CLASS R2 SHARES	131	496	885	1,974

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares JPMorgan SmartRetirement 2050 Fund CLASS R2 SHARES	131	496	885	1,974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2050 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2050 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter 2009	18.98%
Worst Quarter	4th quarter 2008	–19.17%
The Fund’s year-to-date total return through 9/30/12 was 13.89%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns R2 Shares JPMorgan SmartRetirement 2050 Fund	Past 1 Year	Life of Fund	Inception Date
CLASS R2 SHARES	(5.30%)	(0.18%)	Jul 31, 2007
S&P Target Date 2045 Index (Reflects No Deduction for Fees, Expenses or Taxes)	(2.31%)	(1.10%)
Lipper Mixed-Asset Target 2050+ Funds Average (Reflects No Deduction for Taxes)	(4.07%)	(2.28%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2050 Fund Class/Ticker: R2/JTSZX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2050 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2050 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R2 Shares is based on the performance of Class A Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class R2 Shares for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050+ Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter 2009	18.98%
Worst Quarter	4th quarter 2008	–19.17%
		The Fund’s year-to-date total return through 9/30/12 was 13.89%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
R2 Shares | JPMorgan SmartRetirement 2050 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[1]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	885
10 Years	rr_ExpenseExampleYear10	1,974
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	885
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,974
2008	rr_AnnualReturn2008	(33.78%)
2009	rr_AnnualReturn2009	33.07%
2010	rr_AnnualReturn2010	16.50%
2011	rr_AnnualReturn2011	(5.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.17%)
Past 1 Year	rr_AverageAnnualReturnYear01	(5.30%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
R2 Shares | JPMorgan SmartRetirement 2050 Fund | S&P Target Date 2045 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.10%)
R2 Shares | JPMorgan SmartRetirement 2050 Fund | Lipper Mixed-Asset Target 2050+ Funds Average (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.28%)

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

R2 Shares | JPMorgan SmartRetirement 2055 Fund
JPMorgan SmartRetirement® 2055 Fund Class/Ticker: R2/JFFRX
What is the goal of the Fund?
The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares JPMorgan SmartRetirement 2055 Fund Class R2
Management Fees		none
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses	[1]	0.39%
Shareholder Service Fees		0.25%
Remainder of Other Expenses		0.14%
Acquired Fund Fees and Expenses (Underlying Fund)	[1]	0.75%
Total Annual Fund Operating Expenses		1.64%
Fee Waivers and/or Expense Reimbursements	[2]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.29%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses (Underlying Fund)" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years
R2 Shares JPMorgan SmartRetirement 2055 Fund CLASS R2 SHARES	131	483

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years
R2 Shares JPMorgan SmartRetirement 2055 Fund CLASS R2 SHARES	131	483

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year (January 31, 2012 through June 30, 2012), the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2055 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2055 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with the management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on January 31, 2011 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
R2 Shares | JPMorgan SmartRetirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan SmartRetirement® 2055 Fund Class/Ticker: R2/JFFRX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year (January 31, 2012 through June 30, 2012), the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses (Underlying Fund)” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The JPMorgan SmartRetirement® 2055 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors expecting to retire around the year 2055 (target retirement date). The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, and over time the Fund’s asset allocation strategy will change. The “glide path” depicted in the chart below shows how the Fund’s strategic target allocations among asset and sub-asset classes generally become more conservative as the target retirement date approaches (i.e., more emphasis on fixed income and less on equity). The table accompanying the chart is simply the glide path in tabular form.

Strategic Target Allocations[1]
Years to Target Retirement Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	85.0%	85.0%	85.0%	85.0%	77.5%	70.0%	60.0%	49.0%	31.0%	31.0%	31.0%
U.S. Large Cap Equity	41.0%	41.0%	41.0%	41.0%	37.0%	33.5%	29.0%	24.0%	16.0%	16.0%	16.0%
U.S. Small/Mid Cap Equity	9.5%	9.5%	9.5%	9.5%	9.0%	8.0%	7.0%	5.5%	3.5%	3.5%	3.5%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	17.0%	15.0%	12.5%	10.5%	7.0%	7.0%	7.0%
Emerging Markets Equity	10.0%	10.0%	10.0%	10.0%	9.0%	8.5%	7.0%	5.0%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.5%	3.5%	3.5%	3.5%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	2.0%	2.0%	2.0%
Fixed Income	15.0%	15.0%	15.0%	15.0%	22.5%	30.0%	40.0%	49.5%	55.5%	55.5%	55.5%
U.S. Fixed Income	9.0%	9.0%	9.0%	9.0%	15.5%	22.0%	31.0%	35.5%	33.5%	33.5%	33.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	4.0%	10.0%	10.0%	10.0%
High Yield	4.0%	4.0%	4.0%	4.0%	4.5%	5.0%	5.5%	6.0%	7.5%	7.5%	7.5%
Emerging Markets Debt	2.0%	2.0%	2.0%	2.0%	2.5%	3.0%	3.5%	4.0%	4.5%	4.5%	4.5%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ due to tactical allocations. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for equity and fixed income, +/- 5% for commodities and global natural resources and +/- 20% for money market/cash and cash equivalents. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Adviser will review the Fund’s strategic target allocations shown in the glide path on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical decisions on a periodic basis and may make modifications in its discretion.

The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative strategic target allocations by the end of the year of the target retirement date. When the strategic target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments shown in the glide path. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed in the glide path from time to time.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with the management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on January 31, 2011 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 31, 2011 and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
R2 Shares | JPMorgan SmartRetirement 2055 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses (Underlying Fund)	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	483
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	483

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses (Underlying Fund)" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.54% of the average daily net assets of the Class R2 Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012